Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 14,605	$ 17,077	$ 9,871
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,184,114	7,103,021	6,933,576
Add assumed exercise of outstanding dilutive potential ordinary shares	134,792	143,011	34,729
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,318,906	7,246,032	6,968,305
Basic income per ordinary share (US$)	$ 2.033	$ 2.404	$ 1.424
Diluted income per ordinary share (US$)	$ 1.996	$ 2.357	$ 1.417
The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	37,304		135,000